Investment in Securities (Summary of Roll-forward of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 153	¥ 120	¥ 0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded		21	120	[1]
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	12	12
Ending	144	153	120
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	132	120	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded		0	120	[1]
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	0
Increase (Decrease) from the effects of changes in foreign exchange rates	12	12
Ending	144	132	120
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	21	0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net	(21)
Increase (Decrease) from the effects of changes in foreign exchange rates	0	0
Ending	¥ 0	¥ 21	¥ 0

[1]	An increase from the effects of changes in foreign exchange rates of ¥3 million was included in additions to the allowance for credit losses on available-for-sale debt securities for fiscal 2021.